Initial Public Offering (Details) - HORIZON SPACE ACQUISITION II CORP - USD ($)		1 Months Ended			12 Months Ended
	Nov. 19, 2024	Nov. 21, 2024	Nov. 19, 2024	Nov. 18, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Initial Public Offering [Line Items]
Stock to be sold				6,900,000
Public Units					343,933		142,091
Sale of stock price per share				$ 10
Total gross proceeds from IPO		$ 9,000,000			$ 69,000,000	$ 69,000,000
Underwriter [Member]
Initial Public Offering [Line Items]
Sale of stock price per share		$ 10		$ 10
Share sold during period		900,000
Total gross proceeds from IPO		$ 9,000,000
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Stock to be sold				6,000,000
Public offering description				Each Unit consists of one ordinary share, and one right to receive one-tenth (1/10) of one ordinary share. Each ten rights entitle the holder thereof to receive one ordinary share upon the consummation of the Business Combination. The Company has also granted the underwriters a 45-day option to purchase up to an additional 900,000 Option Units to cover over-allotments
Sale of stock price per share		$ 10		$ 10
Total gross proceeds from IPO				$ 60,000,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Share sold during period		900,000
Additional share purchase	900,000		900,000	900,000